Finance receivables (Summary of Contractual Maturities) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Retail Receivables Portfolio Segment
Contractual Maturities [Line Items]
2019	¥ 3,887,959
2020	2,870,540
2021	2,269,797
2022	1,569,215
2023	884,871
Thereafter	512,792
Financing Receivables, Gross , Total	11,995,174
Finance Lease Receivables Portfolio Segment
Contractual Maturities [Line Items]
2019	370,916
2020	293,371
2021	228,764
2022	103,796
2023	37,134
Thereafter	5,122
Financing Receivables, Gross , Total	1,039,103
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Contractual Maturities [Line Items]
2019	2,431,231
2020	234,874
2021	140,295
2022	162,198
2023	121,654
Thereafter	191,175
Financing Receivables, Gross , Total	¥ 3,281,427